Share-Based Compensation (Details Textual) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share -Based Compensation [Abstract]
Convertible shares	8,000
Description of share option exercisable	Each abovementioned share option, except for the options granted to Mr. Dori Segal the former CEO of the Company, is exercisable into one ordinary share of NIS 1 par value of the Company at an exercise price that is linked to the Israeli CPI and subject to adjustments (for share distributions, rights issues and dividend distributions). The exercise price is determined as the average share price in the 30 days preceding the grant date.
Description of average share price	Company average share price during the vesting period of at least 20% with respect to the Company average share price in the 30 days preceding the grant date.
Expenses recognized for share options	₪ 10.7	₪ 8.6	₪ 3.1
Cash settled transactions in vesting period	103	138
Cash settled compensation plans	₪ 3.0	₪ 2.0
Description of options granted to Mr. Dori Segal	Company's share being higher than the exercise price and for the exercise thereof, requires that during the 12 months preceding the exercise date, the average share price on the stock exchange for a period of 90 consecutive days, would not be less than NIS 45